Retirement Plans (Expected Benefit Payments) (Details) $ in Millions	Dec. 31, 2025 USD ($)
Retirement Benefits [Abstract]
2026	$ 29
2027	32
2028	33
2029	34
2030	38
2031-2035	$ 223